Stockholders' Equity (Details)	4 Months Ended
Dec. 31, 2025 SGD ($) shares
Stockholders' Equity [Abstract]
Ordinary shares, authorized | shares	1
Ordinary shares value | $	$ 1
Ordinary shares voting	one